AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999


                         File Nos. 33-76566 and 811-8416
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11
                                       AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

                        TOUCHSTONE VARIABLE SERIES TRUST
               (formerly Select Advisors Variable Insurance Trust) (Exact Name of Registrant as Specified in Charter)

                     311 PIKE STREET, CINCINNATI, OHIO 45202
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, including Area Code: (513) 361-7900

                                 ANDREW S. JOSEF
                         INVESTORS BANK & TRUST COMPANY
                200 CLARENDON STREET, BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                   copies to:

           Mark Longenecker, Esq.            Jill T. McGruder
           Karen McLaughlin, Esq.       Touchstone Securities, Inc.
             Frost & Jacobs LLP              311 Pike Street
            2500 East 5th Street          Cincinnati, Ohio 45202
                P.O. Box 5715
          Cincinnati, Ohio 45201-5715

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 1999 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on May 1, 1999 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest
================================================================================

TOUCHSTONE VARIABLE SERIES TRUST
                                                                     PROSPECTUS
                                                                    MAY 1, 1999



                        o TOUCHSTONE SMALL CAP VALUE FUND

                        o TOUCHSTONE EMERGING GROWTH FUND

                     o TOUCHSTONE INTERNATIONAL EQUITY FUND

                      o TOUCHSTONE INCOME OPPORTUNITY FUND

                          o TOUCHSTONE HIGH YIELD FUND

                          o TOUCHSTONE VALUE PLUS FUND

                        o TOUCHSTONE GROWTH & INCOME FUND

                          o TOUCHSTONE ENHANCED 30 FUND

                           o TOUCHSTONE BALANCED FUND

                             o TOUCHSTONE BOND FUND

                        o TOUCHSTONE STANDBY INCOME FUND


Neither the Securities and Exchange Commission nor any state securities commission has approved any Fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Notes

3
TABLE OF CONTENTS

TABLE OF CONTENTS

                                                                        PAGE

Information About The Funds.......................................        4

Touchstone Small Cap Value Fund...................................        5

Touchstone Emerging Growth Fund...................................        7

Touchstone International Equity Fund..............................       10

Touchstone Income Opportunity Fund................................       13

Touchstone High Yield Fund........................................       16

Touchstone Value Plus Fund........................................       18

Touchstone Growth & Income Fund...................................       20


Touchstone Enhanced 30 Fund.......................................       22


Touchstone Balanced Fund..........................................       24


Touchstone Bond Fund..............................................       27

Touchstone Standby Income Fund....................................       29

Investment Strategies And Risks...................................       32


The Funds' Management.............................................       39

Investing With Touchstone.........................................       44


Distributions And Taxes...........................................       46


Financial Highlights..............................................       47


For More Information..............................................       52



[ICON] Touchstone Variable Series Trust

4
Information About The Funds

Information About The Funds

Touchstone Variable Series Trust

Touchstone Variable Series Trust (TVST) is a group of mutual funds. Each Fund has a different investment goal and risk level.

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts.


You can invest indirectly in the Funds through your purchase of a Touchstone variable annuity contract. When you purchase a Touchstone variable annuity contract, you decide how to invest your purchase payments by selecting from the available investment options. The investment options include the following Sub-Accounts that invest in Funds of TVST: Touchstone Small Cap Value, Touchstone Emerging Growth, Touchstone International Equity, Touchstone Income Opportunity, Touchstone High Yield, Touchstone Value Plus, Touchstone Growth & Income, Touchstone Enhanced 30, Touchstone Balanced, Touchstone Bond and Touchstone Standby Income. Each Sub-Account invests in the corresponding Fund.


You should read the prospectus for the Touchstone variable annuity contract that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, the Sub-Accounts and expenses related to purchasing a variable annuity contract.


[ICON] Touchstone Variable Series Trust

5
Touchstone Small Cap Value Fund

Touchstone Small Cap Value Fund

--------------------------------------------------------------------------------

The Fund's Investment Goal


The Touchstone Small Cap Value Fund seeks long-term growth of capital.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests primarily (at least 75% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends. The Fund may invest up to 5% of its assets (at the time of purchase) in any one company. The Fund will limit its investments so that the percentage of the Fund's assets invested in a particular industry will not be more than double the percentage of the industry in the Russell 2000 Index.

  The Fund may also invest in:

          o    Cash equivalent investments (up to 25%)

          o    Short-term debt securities

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down


          o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies


          o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

          o If the stocks in the Fund's portfolio are not undervalued as expected

          o If the companies in which the Fund invests do not grow as rapidly as expected

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


[ICON] Touchstone Variable Series Trust

6
Touchstone Small Cap Value Fund

Who May Want to Invest

This Fund will be most appealing to you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

Performance Note


Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Touchstone Small Cap Value Fund started on May 1, 1999, there is no performance information included in this Prospectus.



[ICON] Touchstone Variable Series Trust

7
Touchstone Emerging Growth Fund

Touchstone Emerging Growth Fund

--------------------------------------------------------------------------------

The Fund's Investment Goal


The Touchstone Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests primarily (at least 65% of total assets) in the common stocks of smaller, rapidly growing (emerging growth) companies. In selecting its investments, the portfolio managers focus on those companies they believe will grow faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value.

When the portfolio managers believe the following securities offer a good potential for capital growth or income, up to 35% of the Fund's assets may be invested in:

          o    Larger company stocks

          o    Preferred stocks

          o    Convertible bonds

          o    Other debt securities, including:

               collateralized mortgage obligations (CMOS), stripped U.S. government securities (Strips) and mortgage-related securities, all of which will be rated investment grade

The Fund may also invest in:

          o Securities of foreign companies traded mainly outside the U.S. (up to 20%)

          o    American Depositary Receipts (ADRs) (up to 20%)

          o    Emerging market securities (up to 10%)

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down


          o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger cap companies


          o If the market continually values the stocks in the Fund's portfolio lower than the portfolio managers believe they should be valued


[ICON] Touchstone Variable Series Trust

8
Touchstone Emerging Growth Fund

          o If the stocks in the Fund's portfolio are not undervalued as expected s If the companies in which the Fund invests do not grow as rapidly as expected

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because collateralized mortgage obligations (CMOs), stripped U.S. government securities (Strips) and mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The Fund's Performance


The bar chart which follows indicates the risks of investing in the Touchstone Emerging Growth Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.



[ICON] Touchstone Variable Series Trust

9
Touchstone Emerging Growth Fund

The Fund's past performance does not necessarily indicate how it will perform in the future.


                   TOUCHSTONE EMERGING GROWTH FUND PERFORMANCE


YEARS    TOTAL RETURN

1995     19.57%

1996     11.16%

1997     33.67%

1998     3.28%


      During the period shown in the bar chart, the highest quarterly return was 21.23% (for the quarter ended December 31, 1998) and the lowest quarterly return was -19.41% (for the quarter ended September 30, 1998).


The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Russell 2000 Index and to the Wiesenberger Small Cap -- MF. The Russell 2000 Index is a widely recognized unmanaged index of small cap stock performance. The Wiesenberger Small Cap -- MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Touchstone Emerging Growth Fund.

For the periods ended December 31, 1998

                                             Past 12         Since
                                             Months      Fund Started

         TOUCHSTONE EMERGING GROWTH FUND       3.3%          16.2%
--------------------------------------------------------------------------------
                      RUSSELL 2000 INDEX      -2.5%          15.5%
--------------------------------------------------------------------------------
             WIESENBERGER SMALL CAP -- MF     -0.4%          17.6%
--------------------------------------------------------------------------------


[ICON] Touchstone Variable Series Trust

10
Touchstone International Equity Fund

Touchstone International Equity Fund
--------------------------------------------------------------------------------

The Fund's Invesment Goal

The Touchstone International Equity Fund seeks to increase the value of Fund shares over the long-term.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests primarily (at least 80% of total assets) in equity securities of foreign companies and will invest in at least three countries outside the United States. A large portion of those non-U.S. equity securities may be issued by companies active in emerging market countries (up to 40% of total assets).

The Fund may also invest in certain debt securities issued by U.S. and non-U.S. entities (up to 20%), including non-investment grade debt securities rated as low as B.


The portfolio manager uses a growth-oriented style to choose investments for the Fund. This includes the use of both qualitative and quantitative analysis to identify markets and companies that offer solid growth prospects at reasonable prices. The portfolio manager's investment process seeks to add value by making good regional and country allocations as well as by selecting individual stocks within a region.


The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

          o If the stocks in the Fund's portfolio do not grow over the long term as expected

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

[ICON] Touchstone Variable Series Trust

11
Touchstone International Equity Fund


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The Fund's Performance


The bar chart shown below indicates the risks of investing in the Touchstone International Equity Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.


The Fund's past performance does not necessarily indicate how it will perform in the future.


                            TOUCHSTONE INTERNATIONAL
                             EQUITY FUND PERFORMANCE


YEARS    TOTAL RETURN

1995     15.46%

1996     11.47%

1997     14.76%

1998     20.21%


      During the period shown in the bar chart, the highest quarterly return was 16.74% (for the quarter ended March 31, 1998) and the lowest quarterly return was -13.95% (for the quarter ended September 30, 1998).



[ICON] Touchstone Variable Series Trust

12
Touchstone International Equity Fund

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the MSCI EAFE Index and the Wiesenberger Non-US Equity -- MF index. The MSCI EAFE Index is a Morgan Stanley index that includes stocks traded on 16 exchanges in Europe, Australia and the Far East. The Wiesenberger Non-US Equity -- MF is a composite index of the annual returns of mutual funds that have an investment style similar to that of the Touchstone International Equity Fund.

For the periods ended December 31, 1998

                                                  Past 12         Since
                                                  Months      Fund Started

         TOUCHSTONE INTERNATIONAL EQUITY FUND      20.2%          11.1%
--------------------------------------------------------------------------------
                              MSCI EAFE INDEX      20.3%          11.5%
--------------------------------------------------------------------------------
              WIESENBERGER NON-US EQUITY-- MF       6.1%           7.5%
--------------------------------------------------------------------------------


[ICON] Touchstone Variable Series Trust

13
Touchstone Income Opportunity Fund

Touchstone Income Opportunity Fund

--------------------------------------------------------------------------------

The Fund's Investment Goal


The Touchstone Income Opportunity Fund seeks to achieve a high level of current income as its main goal. The Fund may also seek to increase the value of Fund shares, if consistent with its main goal.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

--------------------------------------------------------------------------------

Its Principal Investment Strategies

The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100% of total assets). Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

The Fund's investments may include:

          o Securities of foreign companies (up to 100%), but only up to 30% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

          o    Debt securities that are emerging market securities (up to 65%)

          o    Mortgage-related securities, loans and loan participations

          o    Currency futures and option contracts

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

          o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

          o Because loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default

          o    If the stock market as a whole goes down


[ICON] Touchstone Variable Series Trust

14
Touchstone Income Opportunity Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

The Fund's Performance


The bar chart shown below indicates the risks of investing in the Touchstone Income Opportunity Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.


The Fund's past performance does not necessarily indicate how it will perform in the future.


                          TOUCHSTONE INCOME OPPORTUNITY
                                FUND PERFORMANCE


YEARS                      1995     1996     1997     1998

TOTAL RETURN              23.35%   27.37%   12.03%  -12.27%



      During the period shown in the bar chart, the highest quarterly return was 15.38% (for the quarter ended June 30, 1995) and the lowest quarterly return was -16.67% (for the quarter ended September 30,1998).



[ICON] Touchstone Variable Series Trust

15
Touchstone Income Opportunity Fund

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Corporate Bond Index, the Wiesenberger Corp - High Yield - MF, the Wiesenberger Global Income - MF and the Wiesenberger Emerging Market Income - MF. The Lehman Brothers Corporate Bond Index is based on all publicly issued intermediate fixed-rate, non-convertible investment grade domestic corporate debt. The Wiesenberger Corp - High Yield - MF index, the Wiesenberger Global Income - MF index and the Wiesenberger Emerging Market Income - MF index are composite indexes of the annual returns of mutual funds that have an investment style similar to the Touchstone Income Opportunity Fund.

For the periods ended December 31, 1998

                                                 Past 12         Since
                                                 Months      Fund Started

          TOUCHSTONE INCOME OPPORTUNITY FUND     -12.3%          9.5%
--------------------------------------------------------------------------------
        LEHMAN BROTHERS CORPORATE BOND INDEX       8.5%          9.9%
--------------------------------------------------------------------------------
         WIESENBERGER CORP-- HIGH YIELD-- MF       1.5%          9.7%
--------------------------------------------------------------------------------
             WIESENBERGER GLOBAL INCOME-- MF       4.8%          8.2%
--------------------------------------------------------------------------------
    WIESENBERGER EMERGING MARKET INCOME-- MF      22.7%         12.2%
--------------------------------------------------------------------------------


[ICON] Touchstone Variable Series Trust

16
Touchstone High Yield Fund

Touchstone High Yield Fund

--------------------------------------------------------------------------------

The Fund's Investment Goal


The Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal. Capital appreciation is a secondary consideration in achieving its goal.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests primarily in debt securities. These debt securities will generally be more risky non-investment grade corporate and government securities (up to 100% of total assets) issued primarily by U.S. issuers. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

The Fund's investments may include:

          o Securities of foreign companies (up to 15%), but only up to 5% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar

          o    Debt securities that are emerging market securities (up to 10%)

          o Mortgage-related securities and other types of loans and loan participations

          o    Currency futures and option contracts

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the U.S. enters into a lengthy economic downturn or recession

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because the issuers of non-investment grade debt securities held by the Fund are more likely to be unable to make timely payments of interest or principal

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities

          o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

          o Because currency futures and options may reduce the potential gain from an investment or intensify a loss


[ICON] Touchstone Variable Series Trust

17

Touchstone High Yield Fund

          o Because loans and loan participations may be more difficult to sell than other investments and are subject to the risk of borrower default

          o    If the stock market as a whole goes down

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you. This Fund's approach may be appropriate for you if you are many years from retirement and are comfortable with wide market fluctuations.

Performance Note


Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Touchstone High Yield Fund started on May 1, 1999, there is no performance information included in this Prospectus.



[ICON] Touchstone Variable Series Trust

18
Touchstone Value Plus Fund

Touchstone Value Plus Fund

The Fund's Investment Goal


The Touchstone Value Plus Fund seeks to increase the value of Fund shares over the long-term.


As with any mutual fund, there is no guarantee that the fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages but are believed to be priced lower than their true value. These companies may not pay dividends. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks.


Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.


The Fund may invest in:


          o    Preferred stocks


          o    Investment grade debt securities

          o    Convertible securities

In addition, the Fund may invest in (up to 10%):


          o    Cash equivalent investments


          o    Short-term debt securities

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down

          o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

          o If the stocks in the Fund's portfolio are not undervalued as expected

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.



[ICON] Touchstone Variable Series Trust

19
Touchstone Value Plus Fund

Who May Want to Invest

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

Performance Note


Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Touchstone Value Plus Fund started on May 1, 1998, there is no performance information included in this Prospectus.



[ICON] Touchstone Variable Series Trust

20
Touchstone Growth & Income Fund

Touchstone Growth & Income Fund

The Fund's Investment Goal


The Touchstone Growth & Income Fund seeks to increase the value of Fund shares over the long-term, while receiving dividend income.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests primarily (at least 65% of total assets) in dividend-paying common stocks, preferred stocks and convertible securities in a variety of industries. The portfolio manager may choose to purchase securities which do not pay dividends (up to 35%) but which are expected to increase in value or produce high income payments in the future.


In choosing securities for the Fund, the portfolio manager will follow a value-oriented style, generally buying securities with yields that are least 20% higher than the average yield of companies in the S&P 500. The portfolio manager focuses on investing in companies that have a market capitalization of at least $1 billion, but may invest in companies of any size.

The Fund may also invest up to 20% of its total assets in debt securities -- and within this 20% limitation, the Fund may invest the full 20% in investment grade non-convertible debt securities, the full 20% in convertible debt securities rated as low as the highest level of non-investment grade or up to 5% in non-convertible non-investment grade debt securities.


  The Fund may also invest in:

          o Securities of foreign companies including American Depository Receipts (ADRs) (up to 20%)

          o    Real estate investment trusts (REITs) (up to 10%)

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down

          o If any of the stocks in the Fund's portfolio do not increase in value as expected

          o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because investments in REITs are more sensitive to changes in interest rates and other factors that affect real estate values

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


[ICON] Touchstone Variable Series Trust

21
Touchstone Growth & Income Fund


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund will be most appealing to you if you are a moderate or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation of your investment capital may be important to you, however, you may be uncomfortable taking extreme risk in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

Performance Note


Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Touchstone Growth & Income Fund started on January 4, 1999, there is no performance information included in this Prospectus.



[ICON] Touchstone Variable Series Trust

22
Touchstone Enhanced 30 Fund


Touchstone Enhanced 30 Fund


The Fund's Investment Goal


The Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average (DJIA).


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund's portfolio is based on the 30 stocks which comprise the DJIA. The portfolio manager seeks to enhance the total return of the Fund by substituting some rapidly growing companies for those companies in the DJIA that appear to have slower growth. The portfolio manager uses a database of 4,000 stocks from which to choose the companies that will be substituted in the enhanced portion of the portfolio. A specific process is followed to assist the portfolio manager in its selections:

          o The 4,000 stocks are reduced to 1,400 by screening for quality and market capitalization ($1 billion minimum).

          o A dividend discount model is applied to the stocks to select those most attractively priced. This model reduces the stock choices to about 300 companies.

          o The portfolio manager then searches for the companies that exhibit characteristics that may help to unlock their earnings potential.

       Examples of such characteristics are:


          o    Positive earnings momentum

          o    Restructuring announcements

          o    Changes in regulations


Stocks are sold when the portfolio manager believes they are overpriced or face a significant reduction in earnings prospects. The portfolio is rebalanced periodically or as needed due to changes in the DJIA or the other securities in the portfolio.

The portfolio manager's selection process is expected to cause the Fund to consist of securities that have some of the following characteristics:

          o    Attractive valuation

          o    Above-average earnings and dividend growth

          o    Above-average market capitalization ratio

          o    Dominant industry position

          o    Seasoned management

          o    Above-average quality

Unlike the DJIA, the Touchstone Enhanced 30 Fund is not price-weighted.

[ICON] Touchstone Variable Series Trust

23
Touchstone Enhanced 30 Fund

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down

          o If the dividend discount model is not accurate in its stock screening process

          o If the stocks in the enhanced portion of the portfolio do not increase the Fund's return as expected

          o If the market continually values the stocks in the Fund's portfolio lower than the portfolio manager believes they should be valued

          o If the stocks in the Fund's portfolio are not undervalued as expected


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

You can find out more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund will be most appealing to you if you are a moderate, or risk tolerant investor. You should be comfortable with a fair degree of volatility. Capital appreciation may be important to you, but you may not want to take extreme risks in order to achieve it. This Fund's approach may be most appropriate for you if you are many years from retirement and are comfortable with a moderate level of risk.

Performance Note


Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Touchstone Enhanced 30 Fund started on May 1, 1999, there is no performance information included in this Prospectus.



[ICON] Touchstone Variable Series Trust

24
Touchstone Balanced Fund

Touchstone Balanced Fund

The Fund's Investment Goal


The Touchstone Balanced Fund seeks to achieve both an increase in share price and current income.


As with any mutual fund, there is no guarantee that the fund will achieve its goal.

Its Principal Investment Strategies


The Fund invests in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The debt securities will be rated investment grade or at the two highest levels of non-investment grade.


The Fund may also invest in:

          o    Warrants

          o    Preferred stocks

          o    Convertible securities

The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in emerging market securities.

In choosing equity securities for the Fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o    If the stock market as a whole goes down

          o If the stocks in the Fund's portfolio do not increase in value as expected

          o If earnings of companies the Fund invests in are not achieved and income available for interest or dividend payments is reduced

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. and economic or political changes may cause larger price changes in emerging market securities than other foreign securities


[ICON] Touchstone Variable Series Trust

25
Touchstone Balanced Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.


Who May Want to Invest

This Fund is most appropriate for you if you are a risk neutral or moderately conservative investor. You may typically take a relatively low risk approach to investing and may be comfortable with a low level of volatility in your investments. While safety may be important to you, you may also value appreciation of your investments. If you invest in this Fund, you should be willing to accept some risk. This Fund's approach may be appropriate for you if you are several years from retirement.

The Fund's Performance


The following bar chart indicates the risks of investing in the Touchstone Balanced Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund started.


The Fund's past performance does not necessarily indicate how it will perform in the future.


                      TOUCHSTONE BALANCED FUND PERFORMANCE


YEARS    TOTAL RETURN

1995     24.56%

1996     16.78%

1997     18.61%

1998     5.44%


      During the period shown in the bar chart, the highest quarterly return was 10.08% (for the quarter ended June 30, 1997) and the lowest quarterly return was -9.15% (for the quarter ended September 30, 1998).



      [ICON] Touchstone Variable Series Trust

26
TOUCHSTONE BALANCED FUND

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Lehman Brothers Aggregate, a blend made up of 60% S&P 500 and 40% LBAggregate, and the Wiesenberger Balanced Domestic -- MF index. The Lehman Brothers Government/Corporate Index is composed of 5,400 publicly issued corporate and U.S. government debt rated Baa or better with at least one year to maturity and at least $25 million par outstanding. The Wiesenberger Balanced Domestic -- MF Index is a composite index of the annual returns of mutual funds that have an investment style similar to the Touchstone Balanced Fund.

For the periods ended December 31, 1998

                                                Past 12         Since
                                                 Months      Fund Started

                   TOUCHSTONE BALANCED FUND        5.4%         16.1%
-------------------------------------------------------------------------------
                              S&P 500 INDEX       28.6%         29.8%
-------------------------------------------------------------------------------
                  LEHMAN BROTHERS AGGREGATE        8.7%          9.2%
-------------------------------------------------------------------------------
        BLEND-- 60% S&P500, 40% LBAGGREGATE       21.0%         21.5%
-------------------------------------------------------------------------------
       WIESENBERGER BALANCED DOMESTIC -- MF       12.9%         16.8%
-------------------------------------------------------------------------------



[ICON] Touchstone Variable Series Trust

27
Touchstone Bond Fund

Touchstone Bond Fund

The Fund's Investment Goal


The Touchstone Bond Fund seeks to provide a high level of current income.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.


Its Principal Investment Strategies

The Fund invests primarily in higher quality investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average maturity between five and fifteen years.

The Fund invests in:


          o    Mortgage-related securities (up to 60%)


          o    Asset-backed securities

          o    Preferred stocks


The Fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock which are rated as low as B (up to 35%).


In addition, the Fund may invest in:

          o    Debt securities denominated in foreign currencies (20% or less)

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o If interest rates go up, causing the value of any debt securities held by the Fund to decline

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

          o Because issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

          o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.



[ICON] Touchstone Variable Series Trust

28
Touchstone Bond Fund

Who May Want to Invest

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement.

Performance Note


Performance information is only shown for those Funds which have had a full calendar year of operations. Since the Touchstone Bond Fund started on January 4, 1999, there is no performance information included in this Prospectus.



[ICON] Touchstone Variable Series Trust

29
Touchstone Standby Income Fund

Touchstone Standby Income Fund

The Fund's Investment Goal


The Touchstone Standby Income Fund seeks to provide a higher level of current income than a money market fund, while also seeking to prevent large fluctuations in the value of the investment made by a separate account. The Fund does not try to keep a constant $1.00 per share net asset value.


As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Its Principal Investment Strategies

The Fund invests mostly in various types of money market instruments. All investments will be rated at least investment grade. On average, the securities held by the Fund will mature in less than one year.

  The Fund's investments may include:

          o    Short-term government securities

          o    Mortgage-related securities

          o    Asset-backed securities

          o    Repurchase agreements

The Fund may invest up to 50% of total assets in:

          o Securities denominated in U.S. dollars and issued in the U.S. by foreign issuers (known as Yankee bonds)

          o    Eurodollar Certificates of Deposits

In addition, the Fund may invest in:

          o    Debt securities denominated in foreign currencies (up to 20%)

          o Corporate bonds, commercial paper, certificates of deposit, and bankers' acceptances

The Key Risks

The Fund's share price will fluctuate and you could lose money on your investment in the Fund. The Fund could also return less than other investments:

          o If interest rates go up, causing the value of any debt securities to decline

          o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

          o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.


You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading Investment Strategies And Risks later in this Prospectus.



[ICON] Touchstone Variable Series Trust

30
Touchstone Standby Income Fund

Who May Want to Invest

This Fund is most appropriate for you if you take a relatively low risk approach to investing. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund's approach may be most appropriate for you if you are nearing retirement, or if you have a longer time horizon, but nevertheless, have a lower risk tolerance. This Fund is also appropriate for you if you want the added convenience of writing checks directly from your account.

The Fund's Performance


The bar chart shown below indicates the risks of investing in the Touchstone Standby Income Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.


The Fund's past performance does not necessarily indicate how it will perform in the future.


                   TOUCHSTONE STANDBY INCOME FUND PERFORMANCE


YEARS    TOTAL RETURN

1995     5.90%

1996     5.18%

1997     5.41%

      During the period shown in the bar chart, the highest quarterly return was 1.61% (for the quarter ended December 31, 1995) and the lowest quarterly return was 1.09% (for the quarter ended September 30, 1995).

The performance information shown here does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.


[ICON] Touchstone Variable Series Trust

31
Touchstone Standby Income Fund


The table below shows how the Fund's average annual returns for the periods shown compare to those of the Merrill Lynch 91-Day Treasury Index, to the 30-Day Money Market Yield Index and to the Smith Barney 3-Month Treasury
Bill Index. The Merrill Lynch 91-Day Treasury Index consists of short-term U.S. Treasury securities, maturing in 91 days. The 30-Day Money Market Yield Index is an index of money market funds based on 30-day yields. The Smith Barney 3-Month Treasury Bill Index consists of short-term U. S. Treasury Securities, maturing in 90 days.

For the periods ended December 31, 1998

                                                   Past 12         Since
                                                   Months      Fund Started

                TOUCHSTONE STANDBY INCOME FUND       5.7%          5.5%
--------------------------------------------------------------------------------
           MERRILL LYNCH 91-DAY TREASURY INDEX       5.2%          5.5%
--------------------------------------------------------------------------------
               30-DAY MONEY MARKET YIELD INDEX       5.0%          5.1%
--------------------------------------------------------------------------------
      SMITH BARNEY 3-MONTH TREASURY BILL INDEX       5.1%          5.5%
--------------------------------------------------------------------------------



[ICON] Touchstone Variable Series Trust

32
Investment Strategies And Risks

Investment Strategies And Risks

Can a Fund Depart from its Normal Strategies?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.


Do the Funds Engage in Active Trading of Securities?

The Touchstone International Equity Fund, Touchstone Income Opportunity Fund and Touchstone Bond Fund may engage in active trading to achieve their investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.


Can a Fund Change its Investment Goal?

A Fund's investment goal(s) may be changed by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

Year 2000 Risk

Touchstone has implemented steps intended to assure that its major computer systems and processes are capable of Year 2000 processing. We are also examining the third parties with whom we work to assess their readiness and are developing contingency plans to assure that any problems in their systems will not materially affect Touchstone's operations.

Companies or governmental entities in which Touchstone Funds invest could also be affected by the Year 2000 issue, but at this time the Funds cannot predict the degree of impact.

Computer systems failure of Touchstone, a Fund Sub-Advisor or that of any Fund service provider could impair Fund services and have a negative impact on a Fund's operations and returns.

The Funds at a Glance

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.


[ICON] Touchstone Variable Series Trust

33
Investment Strategies And Risks

How Can I Tell, at a Glance, Which Types of Securities a Fund Might Invest in?

The following table shows the main types of securities in which each Fund generally will invest. Some of the Funds' investments are described in detail below:




                                              TOUCHSTONE    TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                              SMALL CAP      EMERGING     INTERNATIONAL     INCOME          HIGH          VALUE
                                                VALUE         GROWTH         EQUITY       OPPORTUNITY       YIELD         PLUS
                                                FUND           FUND           FUND           FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Invests in U.S. stocks                         o             o              o                                            o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign stocks                                    o              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in investment grade debt securities    o             o              o              o               o             o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in non-investment grade debt securities                             o              o               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign debt securities                                          o              o               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in futures contracts                                                               o               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in forward currency contracts                                                      o               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in asset-backed securities
------------------------------------------------------------------------------------------------------------------------------------
   Invests in mortgage-related securities                       o                             o               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in real estate investment trusts (REITs)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of small cap companies   o             o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of mid cap companies     o                                                                         o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of large cap companies                                                                             o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes undervalued stocks                  o             o                                                           o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in securities of emerging markets countries                         o              o               o             o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes dividend-paying common stocks
------------------------------------------------------------------------------------------------------------------------------------
   Invests in short-term debt securities          o                                                           o             o
------------------------------------------------------------------------------------------------------------------------------------



                                                         TOUCHSTONE   TOUCHSTONE                                   TOUCHSTONE
                                                           GROWTH      ENHANCED      TOUCHSTONE      TOUCHSTONE     STANDBY
                                                          & INCOME        30          BALANCED          BOND         INCOME
                                                            FUND         FUND           FUND            FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL INSTRUMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Invests in U.S. stocks                                     o           o              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign stocks                                  o                          o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in investment grade debt securities                o                          o               o              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in non-investment grade debt securities            o                          o               o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in foreign debt securities                         o                          o               o              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in futures contracts
------------------------------------------------------------------------------------------------------------------------------------
   Invests in forward currency contracts
------------------------------------------------------------------------------------------------------------------------------------
   Invests in asset-backed securities                                                                    o              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in mortgage-related securities                                                                o              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in real estate investment trusts (REITs)                       o
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of small cap companies
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of mid cap companies
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes securities of large cap companies               o                          o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes undervalued stocks                              o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in securities of emerging markets countries                    o                              o
------------------------------------------------------------------------------------------------------------------------------------
   Emphasizes dividend-paying common stocks                   o
------------------------------------------------------------------------------------------------------------------------------------
   Invests in short-term debt securities                                                                                o
------------------------------------------------------------------------------------------------------------------------------------

[ICON] Touchstone Variable Series Trust

34
Investment Strategies And Risks

Additional Information About Fund Investments

FOREIGN COMPANIES. A foreign company is organized under the laws of a foreign country and:

          o Has the principal trading market for its stock in a foreign country

          o Derives at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries


Foreign companies do not include companies based in Canada with respect to the Touchstone High Yield Fund.


AMERICAN DEPOSITORY RECEIPTS (ADRS). ADRs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of the foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example credit card receivables, that are combined or pooled for sale to investors.


MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by:


          o    The Government National Mortgage Association (GNMA)

          o    The Federal National Mortgage Association (FNMA)

          o    The Federal Home Loan Mortgage Corporation (FHLMC)

          o    Commercial banks

          o    Savings and loan institutions

          o    Mortgage bankers

          o    Private mortgage insurance companies

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs pool investors' money to invest primarily in income-producing real estate or real estate-related loans or interests.


"LARGE CAP", "MID CAP" AND "SMALL CAP" COMPANIES. A large cap company has a market capitalization of more than $5 billion. A mid cap company has a market capitalization of between $1 billion and $5 billion. A small cap company has a market capitalization of less than $1 billion.

EMERGING GROWTH COMPANIES. Emerging Growth companies are companies that have:


          o A total market capitalization less than that of the average of the companies in the Standard & Poor's 500 Composite Stock Price Index (S&P 500)


[ICON] Touchstone Variable Series Trust

35
Investment Strategies And Risks

          o Earnings that the portfolio managers believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates


EMERGING MARKET SECURITIES. Emerging Market securities are issued by a company that:


          o Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States)

          o Has its principal trading market for its stock in an emerging market country

          o Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries

UNDERVALUED STOCKS. A stock is considered undervalued if the portfolio manager believes it should be trading at a higher price than it is at the time of purchase. Factors considered are:

          o    Price relative to earnings

          o    Price relative to cash flow

          o    Price relative to financial strength

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.


[ICON] Touchstone Variable Series Trust

36
Investment Strategies And Risks

How Can I Tell, at a Glance, a Fund's Key Risks?

The following table shows some of the main risks to which each Fund is subject. Each risk is described in detail below:


                                              TOUCHSTONE    TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                              SMALL CAP      EMERGING     INTERNATIONAL     INCOME          HIGH          VALUE
                                                VALUE         GROWTH         EQUITY       OPPORTUNITY       YIELD         PLUS
                                                FUND           FUND           FUND           FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------

Market Risk                                       o              o             o                                            o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Growth Companies                                     o
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Investment Trusts
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                o              o             o               o              o             o
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related Securities                                   o                             o              o
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                       o              o             o               o              o             o
------------------------------------------------------------------------------------------------------------------------------------
   Non-Investment Grade Securities                                             o               o              o
------------------------------------------------------------------------------------------------------------------------------------
Foreign Investing Risk                                           o             o               o              o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Risk                                          o             o               o              o
------------------------------------------------------------------------------------------------------------------------------------
   Political Risk                                                              o               o              o
------------------------------------------------------------------------------------------------------------------------------------



                                                         TOUCHSTONE   TOUCHSTONE                                   TOUCHSTONE
                                                           GROWTH      ENHANCED      TOUCHSTONE      TOUCHSTONE     STANDBY
                                                          & INCOME        30          BALANCED          BOND         INCOME
                                                            FUND         FUND           FUND            FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------

Market Risk                                                   o           o               o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Investment Trusts                              o
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                            o                           o              o              o
------------------------------------------------------------------------------------------------------------------------------------
   Mortgage-Related Securities                                                                           o              o
------------------------------------------------------------------------------------------------------------------------------------
Credit Risk                                                   o                           o              o              o
------------------------------------------------------------------------------------------------------------------------------------
   Non-Investment Grade Securities                            o                           o              o
------------------------------------------------------------------------------------------------------------------------------------
Foreign Investing Risk                                        o                           o              o              o
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Market Risk                                       o                           o
------------------------------------------------------------------------------------------------------------------------------------
   Political Risk
------------------------------------------------------------------------------------------------------------------------------------


Risks of Investing in the Funds

MARKET RISK. A Fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds.

          o Emerging Growth Companies. Investment in Emerging Growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.


[ICON] Touchstone Variable Series Trust

37
INVESTMENT STRATEGIES AND RISKS

          o Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.

INTEREST RATE RISK. A Fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

          o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The debt securities in a Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

       o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund which invests in non-investment grade securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.


[ICON] Touchstone Variable Series Trust

38
INVESTMENT STRATEGIES AND RISKS

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

          o Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

          o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.


[ICON] Touchstone Variable Series Trust

39
The Fund's Management

The Fund's Management

Investment Advisor

Touchstone Advisors, Inc., (the Advisor or Touchstone Advisors) located at 311 Pike Street, Cincinnati, Ohio 45202 is the investment advisor of the Funds.


Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the Advisers Act) since 1994.
As of December 31, 1998, Touchstone Advisors had $422 million in assets under management.


Touchstone Advisors is responsible for selecting Fund Sub-Advisors who have shown good investment performance in their areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selections. Touchstone considers various factors in evaluating Fund Sub-Advisors, including:

          o    Level of knowledge and skill

          o    Performance as compared to its peers or benchmark

          o    Consistency of performance over five years or more

          o    Level of compliance with investment rules and strategies

          o    Employees, facilities and financial strength

          o    Quality of service

Touchstone will also continually monitor each Fund Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Fund Sub-Advisors.

Touchstone discusses its expectations for performance with each Fund Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not each Fund Sub-Advisor's contract should be renewed, modified or terminated.

Touchstone is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Fund Sub-Advisors, custodian, transfer agent and administrator.

Two or more Fund Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Fund Sub-Advisor, Touchstone allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone may change these allocations from time to time, often based upon the results of the evaluations of the Fund Sub-Advisors.

Each Fund pays Touchstone a fee for its services. Out of this fee Touchstone pays each Fund Sub-Advisor a fee for its services.


[ICON] Touchstone Variable Series Trust

40
The Fund's Management

The fee paid to Touchstone by each Fund is shown in the table below:


                                                Fee to Touchstone
                                                (as % of average
                                                daily net assets)


           TOUCHSTONE SMALL CAP VALUE FUND            0.80%
--------------------------------------------------------------------------------
           TOUCHSTONE EMERGING GROWTH FUND            0.80%
--------------------------------------------------------------------------------
      TOUCHSTONE INTERNATIONAL EQUITY FUND            0.95%
--------------------------------------------------------------------------------
        TOUCHSTONE INCOME OPPORTUNITY FUND            0.65%
--------------------------------------------------------------------------------
                TOUCHSTONE HIGH YIELD FUND            0.60%
--------------------------------------------------------------------------------
                TOUCHSTONE VALUE PLUS FUND            0.75%
--------------------------------------------------------------------------------
           TOUCHSTONE GROWTH & INCOME FUND            0.80%
--------------------------------------------------------------------------------
               TOUCHSTONE ENHANCED 30 FUND            0.65%
--------------------------------------------------------------------------------
                  TOUCHSTONE BALANCED FUND            0.80%
--------------------------------------------------------------------------------
                      TOUCHSTONE BOND FUND            0.55%
--------------------------------------------------------------------------------
            TOUCHSTONE STANDBY INCOME FUND            0.25%
--------------------------------------------------------------------------------


Fund Sub-Advisors

The Fund Sub-Advisors make the day-to-day decisions regarding buying and selling specific securities for a Fund. Each Fund Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.


Fund Sub-Advisor to Touchstone Small Cap Value Fund and Touchstone Enhanced 30 Fund


Todd Investment Advisors, Inc. (Todd)
3160 National City Tower, Louisville, KY 40202


Todd has been registered as an investment advisor under the Advisers Act since 1979. Todd provides investment advisory services to individual and institutional clients. As of December 31, 1998, Todd had assets under management of $3.1 billion. Todd has been managing the Touchstone Small Cap Value Fund and the Touchstone Enhanced Index Fund since each Fund's inception.

Curtiss M. Scott, Jr., CFA has primary responsibility for the day-to-day management of each of the Funds. Mr. Scott joined Todd in 1996. He currently manages both small cap and large cap products for Todd. He has 15 years of experience as a small cap portfolio manager and 20 years of industry experience. Prior to joining Todd, Mr. Scott was a partner with Executive Investment Advisors. He has also held portfolio management positions at Lazard Freres Asset Management and Oppenheimer Management, both in New York.

Todd is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Todd as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.



[ICON] Touchstone Variable Series Trust

41
The Fund's Management


Fund Sub-Advisors to the Touchstone Emerging Growth Fund


David L. Babson & Company, Inc. (Babson)
One Memorial Drive, Cambridge, MA 02142-1300


Babson has been registered as an investment advisor under the Advisers Act since 1940. Babson provides investment advisory services to individual and institutional clients. As of December 31, 1998, Babson and affiliates had assets under management of $19.9 billion. Babson has been managing the Touchstone Emerging Growth Fund since the Fund's inception.

Dennis J. Scannell and Lance F. James have primary responsibility for the day-to-day management of the Fund. Mr. Scannell has been with the firm since 1993, and Mr. James has been with the firm since 1986.

Westfield Capital Management Company, Inc. (Westfield)
One Financial Center, Boston, MA 02111

Westfield has been registered as an investment advisor under the Advisers Act since 1989. Westfield provides investment advisory services to individual and institutional clients. As of December 31, 1998, Westfield had assets under management of $1.4 billion. Westfield has been managing the Touchstone Emerging Growth Fund since the Fund's inception.

William A. Muggia has managed the portion of the Touchstone Emerging Growth Fund's assets allocated to Westfield by the Advisor since April 1999. Mr. Muggia has been with Westfield since 1994.

Fund Sub-Advisor to the Touchstone International Equity Fund


Credit Suisse Asset Management (Credit Suisse)
One Citicorp Center, 153 East 53rd Street, New York, NY 10022


Credit Suisse has been registered as an investment advisor under the Advisers Act since 1968. Credit Suisse provides investment advisory services to individual and institutional clients. As of December 31, 1998, Credit Suisse had assets under management of $154.2 billion. Credit Suisse has been managing the Touchstone International Equity Fund since the Fund's inception.


The Fund is managed by the Credit Suisse International Equity Management Team. The team consists of William Sterling, Richard Watt, Steven D. Bleiberg, Susan Boland, Emily Alejos and Robert B. Hrabchak.


Fund Sub-Advisor to the Touchstone Income Opportunity Fund


Alliance Capital Management L.P. (Alliance)
1345 Avenue of the Americas, New York, NY 10105


Alliance has been registered as an investment advisor under the Advisers Act since 1971. Alliance provides investment advisory services to individual and institutional clients. As of December 31, 1998, Alliance had assets under management of $286.7 billion. Alliance has been managing the Income Opportunity Fund since the Fund's inception.



[ICON] Touchstone Variable Series Trust

42
The Fund's Management

Wayne Lyski and Vicki Fuller have primary responsibility for the day-to-day management of the Fund. Mr. Lyski has been with Alliance since 1983. Ms. Fuller
(CPA) has been with Alliance, and its predecessors, since 1985.


Fund Sub-Advisor to the Touchstone High Yield Fund, Touchstone Value Plus Fund, Touchstone Bond Fund, and Touchstone Standby Income Fund


Fort Washington Investment Advisors, Inc. (Fort Washington)
420 East Fourth Street, Cincinnati, OH 45202


Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individual and institutional clients. As of December 31, 1998, Fort Washington had assets under management of $13 billion. Fort Washington has been managing the Touchstone High Yield Fund, the Touchstone Value Plus Fund, the Touchstone Bond Fund and the Touchstone Standby Income Fund since each Fund's inception.

TOUCHSTONE HIGH YIELD FUND: Brendan M. White, CFA, joined Fort Washington Investment Advisors in 1993. He currently manages $750 million dollars in high yield assets. His expertise in the fixed income area includes high yield, investment grade and mortgage-backed securities. Mr White has 10 years of fixed income management experience and was with Ohio Casualty prior to joining Fort Washington.

TOUCHSTONE VALUE PLUS FUND: John C. Holden has managed the Value Plus Fund since May 1998. Mr. Holden (CFA) joined Fort Washington in May 1997 and is Vice President and Senior Portfolio Manager. Mr. Holden previously served as senior portfolio manager with Mellon Private Asset Management in Pittsburgh, senior portfolio manager and investment analyst for Star Bank's Stellar Performance Group in Cincinnati, and senior employee benefit portfolio manager for First Kentucky Trust Company in Louisville.

TOUCHSTONE BOND FUND: Roger Lanham and Brendan White have managed the Bond Fund since October 1994. Mr. Lanham is a CFA and has been with Fort Washington since 1980. Mr. White is a CFA and has been with Fort Washington since 1993.

TOUCHSTONE STANDBY INCOME FUND: Christopher J. Mahony has managed the Standby Income Fund since October 1994. Mr. Mahony joined Fort Washington in 1994 after eight years of investment experience with Neuberger & Berman.


Fort Washington is an affiliate of Touchstone. Therefore, Touchstone may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews all of Touchstone's decisions to reduce the possibility of a conflict of interest situation.


[ICON] Touchstone Variable Series Trust

43
THE FUNDS' MANAGEMENT


Fund Sub-Advisor to the Touchstone Growth & Income Fund


Scudder Kemper Investments, Inc. (Scudder Kemper)
345 Park Avenue, New York, NY 10154


Scudder Kemper and its predecessors have provided investment advisory services to mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts since 1943. As of December 31, 1998 Scudder Kemper had assets under management of $280 billion. Scudder Kemper has been managing the Growth & Income Fund since June 1997.


Robert T. Hoffman, Lori Ensinger, Benjamin W. Thorndike and Kathleen T. Millard have primary responsibility for the day-to-day management of the Fund. Mr. Hoffman, Lead Product Manager, joined Scudder in 1990. He has 13 years of experience in the investment industry, including several years of pension fund management experience. Lori Ensinger, Lead Portfolio Manager, focuses on stock selection and investment strategy. She has been a portfolio manager since 1983 and joined Scudder in 1993. Benjamin W. Thorndike, Portfolio Manager, is the Fund's chief analyst and strategist for convertible securities. Mr. Thorndike, who has 18 years of investment experience, joined Scudder in 1983. Kathleen T. Millard, Portfolio Manager, has worked as a portfolio manager since 1986. Ms. Millard, who joined Scudder in 1991, focuses on strategy and stock selection.


Fund Sub-Advisor to the Touchstone Balanced Fund


OpCap Advisors (OpCap)
Oppenheimer Tower, One World Financial Center, New York, NY 10281


OpCap is a subsidiary of Oppenheimer Capital. Oppenheimer Capital has been registered as an investment advisor under the Advisers Act since 1968 and its employees perform all investment advisory services provided to the Fund. As of December 31, 1998, Oppenheimer Capital and its subsidiaries had assets under management of $63 billion. OpCap has been managing the Touchstone Balanced Fund since May of 1997.

Louis Goldstein has managed the equity portion of the Touchstone Balanced Fund since April of 1999. Robert J. Bluestone and Matthew Greenwald have managed the fixed-income portion of the Balanced Fund since 1997. Mr. Goldstein joined Oppenheimer Capital in 1991. Mr. Bluestone joined Oppenheimer Capital in 1986 and is Managing Director. Mr. Greenwald joined Oppenheimer Capital in 1989 and is Vice President.



[ICON] Touchstone Variable Series Trust

44
Investing With Touchstone

Investing With Touchstone

Choosing the Appropriate Funds to Match Your Goals

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a Touchstone variable annuity contract that would allow you to choose the Funds.

Purchasing Shares

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a Touchstone variable annuity contract. You should read this prospectus and the prospectus of the Touchstone variable annuity contract carefully before you choose your investment options.

The Touchstone variable annuity contracts are issued by separate accounts of Western-Southern Life Assurance Company. The separate accounts buy Fund shares based on the instructions that they receive from the contract owners.

          o    Investor Alert: Touchstone may refuse any purchase order.

Selling Shares

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

Pricing of Fund Shares

Each Fund's share price, also called net asset value (NAV), is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the NYSE is open. The fund calculates the NAV per share, generally using market prices, by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased at the NAV next determined after a purchase or sale order is received in proper form by Touchstone.

A Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

          o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined represents fair value.

          o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.


[ICON] Touchstone Variable Series Trust

45
Investing With Touchstone

          o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Trustees might decide to value the security based on fair value. This may cause the value of the security on the books of the fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of NAV.

          o Because portfolio securities that are primarily listed on non-U.S. exchanges may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.


[ICON] Touchstone Variable Series Trust

46
Distribution And Taxes

Distribution And Taxes

Dividends and Other Distributions


Each Touchstone Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Touchstone Fund, other than the Touchstone Standby Income Fund, will declare and pay dividends annually. The Touchstone Standby Income Fund will declare dividends daily and pay dividends monthly.

Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually.


Tax Information

Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts in which you own a variable annuity contract, as the owner of the Funds' shares, may be affected.

Each Fund's distributions may be taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

          ooo You should consult with your tax advisor to address your own tax situation.

[ICON] Touchstone Variable Series Trust

47
FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS


These financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.



  Touchstone Emerging Growth Fund
---------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED                                       12/31/94(A)    12/31/95     12/31/96     12/31/97     12/31/98
  Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                  $10.00       $10.10       $11.27      $ 12.20      $ 15.40
---------------------------------------------------------------------------------------------------------------------------
  Income From Investment Operations
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            0.04         0.11         0.04         0.03         0.02
---------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         0.06         1.87         1.22         4.06         0.46
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.10         1.98         1.26         4.09         0.48
---------------------------------------------------------------------------------------------------------------------------
  Less: Dividends and Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                     --        (0.15)       (0.04)       (0.03)       (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Realized Capital Gains                                    --        (0.66)       (0.29)       (0.86)       (0.52)
---------------------------------------------------------------------------------------------------------------------------
  Return of Capital                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                         --        (0.81)       (0.33)       (0.89)       (0.55)
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $10.10       $11.27       $12.20      $ 15.40      $ 15.33
---------------------------------------------------------------------------------------------------------------------------
  Total Return (c)                                        1.00%       19.57%       11.16%       33.67%        3.28%
---------------------------------------------------------------------------------------------------------------------------
  Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at End of Period (000s)                    $2,020       $2,615       $5,771      $19,417      $31,264
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                            1.15%(d)     1.15%        1.15%        1.15%        1.15%
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            3.67%(d)     1.09%        0.50%        0.27%        0.14%
---------------------------------------------------------------------------------------------------------------------------
  Expenses, without Waiver and Reimbursement             11.08%(d)     3.73%        3.22%        2.19%        1.49%
---------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover                                         0%         101%          89%          88%          66%
---------------------------------------------------------------------------------------------------------------------------



[ICON] Touchstone Variable Series Trust

48
FINANCIAL HIGHLIGHTS


Touchstone International Equity Fund
---------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED                                       12/31/94(A)    12/31/95     12/31/96     12/31/97     12/31/98
  Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                  $10.00       $ 9.51       $10.00      $ 11.07      $ 12.01
---------------------------------------------------------------------------------------------------------------------------
  Income From Investment Operations
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                              --         0.04         0.06         0.07         0.06
---------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)
   on Investments                                        (0.49)        0.48         1.08         1.56         2.37
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (0.49)        0.52         1.14         1.63         2.43
---------------------------------------------------------------------------------------------------------------------------
  Less: Dividends and Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                     --        (0.03)       (0.07)       (0.05)       (0.10)
---------------------------------------------------------------------------------------------------------------------------
  Realized Capital Gains                                    --           --           --        (0.64)       (0.38)
---------------------------------------------------------------------------------------------------------------------------
  Return of Capital                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                         --        (0.03)       (0.07)       (0.69)       (0.48)
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $ 9.51       $10.00       $11.07      $ 12.01      $ 13.96
---------------------------------------------------------------------------------------------------------------------------
  Total Return (c)                                       (4.90)%      15.45%       11.47%       14.76%       20.21%
---------------------------------------------------------------------------------------------------------------------------
  Ratios and Supplemental Data (c)
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at End of Period (000s)                    $4,757       $5,215       $8,758      $19,703      $33.813
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                            1.25%(d)     1.25%        1.25%        1.25%        1.25%
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            1.23%(d)     0.46%        0.86%        0.71%        0.49%
---------------------------------------------------------------------------------------------------------------------------
  Expenses, without Waiver and Reimbursement              5.58%(d)     3.69%(f)     3.03%        3.19%        1.95%
---------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover                                         0%          86%          90%         149%         141%
---------------------------------------------------------------------------------------------------------------------------




  Touchstone Income Opportunity Fund
---------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED                                       12/31/94(A)    12/31/95     12/31/96     12/31/97     12/31/98
  Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                  $10.00       $ 9.42       $10.09      $ 11.21      $ 11.02
---------------------------------------------------------------------------------------------------------------------------
  Income From Investment Operations
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            0.12         1.22         1.17         1.20         1.02
---------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)
   on Investments                                        (0.70)        0.79         1.45         0.11        (2.30)
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (0.58)        2.01         2.62         1.31        (1.28)
---------------------------------------------------------------------------------------------------------------------------
  Less Dividends and Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                     --        (1.34)       (1.17)       (1.19)       (1.02)
---------------------------------------------------------------------------------------------------------------------------
  Realized Capital Gains                                    --           --        (0.33)       (0.31)          --
---------------------------------------------------------------------------------------------------------------------------
  Return of Capital                                         --           --           --           --        (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                         --        (1.34)       (1.50)       (1.50)       (1.05)
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $ 9.42       $10.09       $11.21      $ 11.02       $ 8.69
---------------------------------------------------------------------------------------------------------------------------
  Total Return (c)                                       (5.80)%      23.35%       27.37%       12.03%      (12.27)%
---------------------------------------------------------------------------------------------------------------------------
  Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at End of Period (000s)                    $1,883       $2,602       $8,268      $26,879      $34,494
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
Net Expenses                                              0.85%(D)     0.85%          0.85%      0.85%        0.85%
   Net Investment Income (Loss)                          11.24%(d)    12.81%       11.85%       10.93%       10.40%
---------------------------------------------------------------------------------------------------------------------------
   Expenses, without Waiver and Reimbursement            11.56%(d)     3.54%        2.85%        1.72%        1.25%
---------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover                                        45%         104%         213%         189%         175%
---------------------------------------------------------------------------------------------------------------------------




[ICON] Touchstone Variable Series Trust

49
FINANCIAL HIGHLIGHTS



  Touchstone Value Plus Fund
---------------------------------------------------------------------------------------------------------------------------
                                                                                         PERIOD ENDED
                                                                                          12/31/98(B)
---------------------------------------------------------------------------------------------------------------------------
  Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                                                         $10.00
---------------------------------------------------------------------------------------------------------------------------
  Income From Investment Operations
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                                                                   0.03
---------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss) on Investments                                         0.18
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                               0.21
---------------------------------------------------------------------------------------------------------------------------
  Less Dividends and Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                                                         (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Realized Capital Gains                                                                           --
---------------------------------------------------------------------------------------------------------------------------
  Return of Capital                                                                                --
---------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                                             (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                                                              $ 10.18
---------------------------------------------------------------------------------------------------------------------------
  Total Return (c)                                                                               2.11%
---------------------------------------------------------------------------------------------------------------------------
  Ratios/Supplemental Data (c)
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at End of Period (000s)                                                           $3,168
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                                                   1.15%(d)
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                                                                   0.65%(d)
---------------------------------------------------------------------------------------------------------------------------
  Expenses, without Waiver and Reimbursement                                                     7.49%(d)
---------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover                                                                              100%
---------------------------------------------------------------------------------------------------------------------------





  Touchstone Balanced Fund
---------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED                                       12/31/94(A)    12/31/95     12/31/96     12/31/97     12/31/98
  Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                  $10.00       $10.17       $11.48      $ 12.84      $ 13.99
---------------------------------------------------------------------------------------------------------------------------
  Income From Investment Operations
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            0.05         0.32         0.30         0.31         0.35
---------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         0.12         2.15         1.60         2.05         0.40
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.17         2.47         1.90         2.36         0.75
---------------------------------------------------------------------------------------------------------------------------
Less: Dividends And Distributions To Shareholders From:
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                     --        (0.37)       (0.30)       (0.32)       (0.37)
---------------------------------------------------------------------------------------------------------------------------
  Realized Capital Gains                                    --        (0.79)       (0.24)       (0.89)       (0.41)
---------------------------------------------------------------------------------------------------------------------------
  Return of Capital                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                         --        (1.16)       (0.54)       (1.21)       (0.78)
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $10.17       $11.48       $12.84      $ 13.99      $ 13.96
---------------------------------------------------------------------------------------------------------------------------
  Total Return (c)                                        1.70%       24.56%       16.78%       18.61%        5.44%
---------------------------------------------------------------------------------------------------------------------------
  Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at End of Period (000s)                    $2,034       $2,895       $6,695      $22,287      $41,250
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                            0.90%(d)     0.90%        0.90%        0.90%        0.90%
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            4.26%(d)     2.87%        2.76%        2.61%        2.67%
---------------------------------------------------------------------------------------------------------------------------
  Expenses, without Waiver and Reimbursement              8.97%(d)     3.46%        2.72%        2.04%        1.37%
---------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover Rate                                    3%         124%          75%          86%          51%
---------------------------------------------------------------------------------------------------------------------------



[ICON] Touchstone Variable Series Trust

50
FINANCIAL HIGHLIGHTS



  Touchstone Standby Income Fund
---------------------------------------------------------------------------------------------------------------------------
  PERIOD ENDED                                       12/31/94(A)    12/31/95     12/31/96     12/31/97     12/31/98
  Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                  $10.00       $10.03       $10.02      $ 10.01      $ 10.00
---------------------------------------------------------------------------------------------------------------------------
  Income From Investment Operations
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            0.05         0.56         0.52         0.54         0.55
---------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)
   on Investments                                         0.03        (0.01)       (0.01)       (0.01)        0.01
---------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.08         0.55         0.51         0.53         0.56
---------------------------------------------------------------------------------------------------------------------------
  Less: Dividends and Distributions to Shareholders from:
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income                                  (0.05)       (0.56)       (0.52)       (0.54)       (0.55)
---------------------------------------------------------------------------------------------------------------------------
  Realized Capital Gains
---------------------------------------------------------------------------------------------------------------------------
  Return of Capital                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions
---------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $10.03       $10.02       $10.01      $ 10.00      $ 10.01
---------------------------------------------------------------------------------------------------------------------------
  Total Return (c)                                        0.30%        5.90%        5.18%        5.41%        5.71%
---------------------------------------------------------------------------------------------------------------------------
  Ratios and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
  Net Assets at End of Period (000s)                    $5,013       $5,790       $9,105      $17,562      $26,450
---------------------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
---------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                            0.50%(d)     0.50%        0.50%        0.50%        0.50%
---------------------------------------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                            4.90%(d)     5.59%        5.15%        5.42%        5.47%
---------------------------------------------------------------------------------------------------------------------------
  Expenses, without Waiver and Reimbursement              3.67%(d)     1.73%        1.54%        1.48%        0.95%
---------------------------------------------------------------------------------------------------------------------------
  Portfolio Turnover                                        56%         159%         143%         251%         328%
---------------------------------------------------------------------------------------------------------------------------


(A)  THE FUND COMMENCED OPERATIONS ON NOVEMBER 21, 1994.


(b)  The Fund commenced operations on May 1, 1998.

(c) Total return would have been lower had certain expenses not been reimbursed or waived during the period shown.

(d)  Ratios are annualized.


[ICON] Touchstone Variable Series Trust

51


Notes


[ICON] Touchstone Variable Series Trust

52
For More Information

For More Information

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION

(SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:
                           Touchstone Variable Annuity
                                 Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                             800.669.2796 (Press 2)
                         http://www.touchstonefunds.com

You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission.

For a fee, you can get text-only copies by writing to the Public Reference Room of the Commission, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call 800.SEC.0330.

You can also view the SAI and the reports free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file no. 811-8380.

                              TOUCHSTONE VARIABLE
                                  SERIES TRUST


                             o TOUCHSTONE SMALL CAP
                                   VALUE FUND

                              o TOUCHSTONE EMERGING
                                   GROWTH FUND

                           o TOUCHSTONE INTERNATIONAL
                                   EQUITY FUND

                               o TOUCHSTONE INCOME
                                OPPORTUNITY FUND

                                o TOUCHSTONE HIGH
                                   YIELD FUND

                               o TOUCHSTONE VALUE
                                    PLUS FUND

                              o TOUCHSTONE GROWTH &
                                   INCOME FUND


                              o TOUCHSTONE ENHANCED
                                     30 FUND


                           o TOUCHSTONE BALANCED FUND

                             o TOUCHSTONE BOND FUND

                              o TOUCHSTONE STANDBY
                                   INCOME FUND

                        TOUCHSTONE VARIABLE SERIES TRUST
               (formerly Select Advisors Variable Insurance Trust)

                         Touchstone Emerging Growth Fund
                      Touchstone International Equity Fund
                       Touchstone Income Opportunity Fund
                         Touchstone Small Cap Value Fund
                           Touchstone High Yield Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                           Touchstone Enhanced 30 Fund
                            Touchstone Balanced Fund
                              Touchstone Bond Fund
                         Touchstone Standby Income Fund

                       Statement of Additional Information
                                   May 1, 1999

        This Statement of Additional Information is not a Prospectus, but it relates to the Prospectus of Touchstone Variable Series Trust dated May 1, 1999.

        Financial statements are incorporated by reference into this Statement of Additional Information from the Funds' most recent annual and semi-annual reports.

        You can get a free copy of the Prospectus of Touchstone Variable Series Trust or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting your financial advisor or Touchstone at:


                   Touchstone Variable Annuity Service Center
                                 Mail Station 74
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)
                         http://www.touchstonefunds.com


        You can view the Funds' Prospectus as well as other reports at the Public Reference Room of the Securities and Exchange
        Commission.

        You can get text-only copies:

                         For a fee by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009.
                         Telephone:  1-800-SEC-0330.

                         Free from the Commission's Internet website at http://www.sec.gov.

                                TABLE OF CONTENTS


PAGE

The Trust and the Funds...............................................  3

Description of the Funds and Their Investments and Risks..............  4

Fund Policies......................................................... 26

Management Trust...................................................... 29

Investment Advisory and Other Services................................ 31

Brokerage Allocation and Other Practices.............................. 35

Capital Stock and Other Securities.................................... 36

Purchase, Redemption and Pricing of Shares............................ 37

Taxation of the Funds................................................. 38

Performance Information............................................... 40

Financial Statements.................................................. 43

Appendix.............................................................. A-1

                             THE TRUST AND THE FUNDS

          Touchstone Variable Series Trust (the "Trust") is composed of eleven funds: Emerging Growth Fund, International Equity Fund, Income Opportunity Fund, Small Cap Value Fund, High Yield Fund, Value Plus Fund, Growth & Income Fund, Enhanced 30 Fund, Balanced Fund, Bond Fund and Standby Income Fund (each, a "Fund" and collectively, the "Funds"). Each Fund is an open-end, diversified, management investment company. The Trust was formed as a Massachusetts business trust on November 9, 1994.

         Prior to January 1999, the Trust was called Select Advisors Variable Insurance Trust and each existing Fund was referred to as a "Portfolio."

         Touchstone Advisors, Inc. ("Touchstone" or the "Advisor") is the investment advisor of each Fund. The specific investments of each Fund are managed on a day-to-day basis by their respective portfolio advisors (collectively, the "Fund Sub-Advisors"). Investors Bank & Trust Company ("Investors Bank" or the "Administrator") serves as administrator and fund accounting agent to each Fund.

         The Prospectus, dated May 1, 1999, provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This Statement of Additional Information, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This Statement of Additional Information is not an offer of any Fund for which an investor has not received a Prospectus.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

         The investment goal(s) of each Fund is described in the Prospectus. There can be no assurance that any Fund will achieve its investment goal(s).

INVESTMENT STRATEGIES AND RISKS

         The following provides additional information about the investment policies and types of securities which may be invested in by one or more Funds.

                FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

         Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

         Ratings made available by Standard & Poor's Rating Service ("S&P") and Moody's Investor Service, Inc. ("Moody's") are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

         Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "Additional Risks and Investment Techniques -- When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER

         Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         For a description of commercial paper ratings, see the Appendix.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES

         Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

         Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

         The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

         In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

LOWER-RATED DEBT SECURITIES

         While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

         In considering investments for the Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

                               ILLIQUID SECURITIES

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Each Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

         RELATED INVESTMENT POLICIES

         No Fund may invest more than 15% of its net assets in securities which are illiquid or otherwise not readily marketable. The Trustees of the Trust have adopted a policy that the International Equity Fund may not invest in illiquid securities other than Rule 144A securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless to do so would not be in the best interests of shareholders.

         Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

         No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

                               FOREIGN SECURITIES

         Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

EMERGING MARKET SECURITIES

         Emerging Market Securities are securities that are issued by a company that (i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.


         The following Funds may invest in Emerging Market Securities:

                  Emerging Growth Fund - up to 10% of total assets, International Equity Fund - up to 40% of total assets, Income Opportunity Fund - up to 65% of total assets, Growth & Income Fund - up to 5% of total assets, and Balanced Fund - up to 15% of total assets.


         Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

SPECIAL CONSIDERATIONS CONCERNING EASTERN EUROPE

         Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability;
(ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (formerly the Union of Soviet Socialist Republics).

         So long as the Communist Party continues to exercise a significant or, in some cases, dominant role in Eastern European countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there may be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to the interests of a Fund's shareholders.

CURRENCY EXCHANGE RATES

         A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

                                     OPTIONS

OPTIONS ON SECURITIES

         The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

         When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

         A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

         When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

         When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

         A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

         Each Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Fund Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

         RELATED INVESTMENT POLICIES

         Each Fund which invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

         To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES

         Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

         Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

         Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

         When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

         Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

         Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

         RELATED INVESTMENT POLICIES

         Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

         To the extent permitted by U.S. federal or state securities laws, the International Equity Fund may invest in options on foreign stock indexes in lieu of direct investment in foreign securities. The Fund may also use foreign stock index options for hedging purposes.

OPTIONS ON FOREIGN CURRENCIES

         Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates; it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

         Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

         RELATED INVESTMENT POLICIES

         Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS

         Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

         A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

         While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

         The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The successful use of such instruments draws upon the Fund Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Fund Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS


         A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. Government.


         At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

         At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

         The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

         Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

         The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Fund Sub-Advisor may still not result in a successful transaction.

         In addition, futures contracts entail risks. Although each applicable Fund Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Fund Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

         Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

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         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

         The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

         The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

         Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

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

         As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

         In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

FUTURES CONTRACTS AND RELATED OPTIONS

         Each Fund may enter into futures contracts and purchase and write
(sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the agreement of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

         No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

         A Fund will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

         A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

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CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

         Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

LENDING OF FUND SECURITIES

         By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

         Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of a Fund's assets taken at value. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated subcustodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Fund is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

DERIVATIVES

         The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.

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

ADRS, EDRS AND CDRS

         ADRs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. ADRs are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Funds. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

U.S. GOVERNMENT SECURITIES

         Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

         Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES

         Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

         Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

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

         CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

         Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% of the value of its net assets will apply.

STRIPPED MORTGAGE-RELATED SECURITIES

         These securities are either issued and guaranteed, or privately-issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

         Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

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

ZERO COUPON SECURITIES

         Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

         These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

SWAP AGREEMENTS

         To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

         In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

         All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

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

CUSTODIAL RECEIPTS

         Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

         To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

         Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

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REPURCHASE AGREEMENTS

         Each of the Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund Sub-Advisor, acting under the supervision of the Advisor and the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the Investment Company Act of 1940, as amended (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS


         The Funds may enter into reverse repurchase agreements and forward roll transactions. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Fund for purposes of the limitations described in "Fund Policies" below.


TEMPORARY INVESTMENTS

         For temporary defensive purposes during periods when the Fund Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

         In addition, for the same purposes the Fund Sub-Advisor of the International Equity Fund may invest without limit in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Fund Sub-Advisor to be of equivalent quality. Each Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

CONVERTIBLE SECURITIES

         Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

         While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

REAL ESTATE INVESTMENT TRUSTS

         The Growth & Income Fund may invest in REITs, which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

         Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         The Growth & Income Fund may invest up to 5% of its total assets in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

ASSET COVERAGE

         To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

RATING SERVICES

         The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Trust's Prospectuses is set forth in the Appendix.

                                                               FUND POLICIES

         The following investment restrictions are "fundamental policies" of each Fund and may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, no Fund may:

         (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's net assets, it may borrow money (including through reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage), and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause
(i) under the caption "Additional Restrictions" below;

         (2) underwrite securities issued by other persons except insofar as the Funds may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4)(a) (all Funds except the Growth & Income Fund) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

         (4)(b) (Growth & Income Fund only)

           (i) purchase or sell real estate (except that (a) the Fund may invest in (i) securities of entities that invest or deal in real estate, mortgages, or interests therein and (ii) securities secured by real estate or interests therein and (b) the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities).

           (ii) purchase or sell interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business.

         (5) concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry;

         (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction; and

         (7) with respect to 75% of its total assets taken at market value, invest in assets other than cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities for purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

ADDITIONAL RESTRICTIONS

         Each Fund (or the Trust, on behalf of each Fund) will not as a matter of "operating policy" (changeable by the Board of Trustees without a shareholder vote):

(i) borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v) invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees have determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;

(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust.

         The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated, the address of each Trustee and officer is 311 Pike Street, Cincinnati, Ohio 45202. The Trustees and officers of the Trust also serve in the same positions with the Touchstone Series Trust (formerly named the Select Advisors Trust A).

                              TRUSTEES OF THE TRUST


     *Jill T. McGruder (Born: 7/9/55) -- Chairman of the Board of Trustees, President and Chief Executive Officer; Director, President and Chief Executive Officer, Touchstone Advisors, Inc. and Touchstone Securities, Inc. (since February, 1999); Senior Vice President, Western-Southern Life Insurance Company (since December, 1996); National Marketing Director, Metropolitan Life Insurance Co. (February, 1996 - December, 1996); Executive Vice President, Touchstone Advisors, Inc. and Touchstone Securities, Inc. (1991 - 1996).

     *WILLIAM J. WILLIAMS (Born: 12/19/15) -- Trustee; Chairman of the Board of Directors, The Western and Southern Life Insurance Company (since March, 1984); Chief Executive Officer, The Western and Southern Life Insurance Company (from March, 1984 to March, 1994). His address is 400 Broadway, Cincinnati, OH 45202.

     JOSEPH S. STERN, JR. (Born: 3/31/18) -- Trustee; Retired Professor Emeritus, College of Business, University of Cincinnati. His address is 3 Grandin Place, Cincinnati, OH 45208.

     PHILLIP R. COX (Born: 11/24/47) -- Trustee; President and Chief Executive Officer, Cox Financial Corp. (since 1972); Director, Federal Reserve Bank of Cleveland; Director, Cincinnati Bell, Inc.; Director, PNC Bank; Director, Cinergy Corporation. His address is 105 East Fourth Street, Cincinnati, OH 45202.

     ROBERT E. STAUTBERG (Born: 9/6/34) -- Trustee; Retired Partner and Director, KPMG Peat Marwick; Chairman of the Board of Trustees, Good Samaritan Hospital. His address is 4815 Drake Road, Cincinnati, OH 45243.


                              OFFICERS OF THE TRUST


         Unless otherwise specified, each officer listed below holds the same position with the Trust and each Fund.


     JAMES J. VANCE (Born: 7/12/61) -- Treasurer; Treasurer, Western-Southern Life Insurance Company (since January, 1994). His address is 400 Broadway, Cincinnati, OH 45202.


     EDWARD S. HEENAN (Born 12/18/43) - Controller; Vice President and Controller, Touchstone Advisors, Inc. (since December, 1993); Director, Controller, Touchstone Securities, Inc. (since October, 1991); Vice President and Comptroller, The Western and Southern Life Insurance Company (since 1987). His address is 400 Broadway, Cincinnati, OH 45202.

     DAVID DENNISON (Born: 2/20/62) - Assistant Treasurer; Vice President of Administration, IFS Financial Services and Touchstone Securities, Inc. (since August, 1994); Director of Strategic Marketing, Providian Capital Management (January, 1993 to July, 1994).

     ANDREW S. JOSEF (Born: 2/25/64) - Secretary; Director, Legal Administration, Investors Bank & Trust Company ("Investors Bank") (since May,
1997); Senior Associate, Sullivan & Worcester LLP (November, 1995 to May, 1997); Associate, Goodwin, Proctor & Hoar (January, 1993 to November, 1995); Associate, Simpson Thacher & Bartlett (prior to 1993). His address is 200 Clarendon Street, Boston, MA 02116.

     SUSAN C. MOSHER (Born: 1/29/55) -- Assistant Secretary; Director, Legal Administration, Investors Bank (since August, 1995); Associate Counsel, 440 Financial Group of Worcester, Inc. (January, 1993 to August, 1995). Her address is 200 Clarendon Street, Boston, Massachusetts 02116.

     TIMOTHY F. OSBORNE (Born: 12/3/66) -- Assistant Treasurer; Director, Mutual Fund Administration, Investors Bank (since May, 1995); Account Supervisor, Mutual Fund Administration, Chase Global Funds Services Company (prior to May,
1995).

     Ms. Mosher and Messrs. Josef and Osborne also hold similar positions for Touchstone Series Trust and certain unaffiliated investment companies for which Investors Bank serves as administrator.

     No director, officer or employee of the Advisor, the Fund Sub-Advisors, the Administrator or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust and Touchstone Series Trust, (together, the "Fund Complex") pay, in the aggregate, each Trustee who is not a director, officer or employee of the Advisor, the Fund Sub-Advisors, the Administrator or any of their affiliates an annual fee of $5,000, respectively, plus $1,000, respectively, per meeting attended and reimburses them for travel and out-of-pocket expenses. The following table reflects Trustee fees paid for the year ended December 31, 1998.



                           TRUSTEE COMPENSATION TABLE


NAME OF                      AGGREGATE                TOTAL COMPENSATION
PERSON AND                  COMPENSATION          FROM TRUST AND FUND COMPLEX
POSITION                     FROM TRUST                PAID TO TRUSTEES

Joseph S. Stern, Jr.         $ 4,486.00                    $ 8,000.00
Trustee

Phillip R. Cox               $ 5,612.00                    $10,000.00
Trustee

Robert E. Stautberg          $ 5,612.00                    $10,000.00
Trustee

David Pollak                 $ 5,612.00                    $10,000.00
Trustee

         As of April 2, 1999, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

CONTROL PERSONS

         As of April 2, 1999, (i) Western-Southern Life Assurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLAC"), was the record owner of 100% of the outstanding shares of the Emerging Growth Fund, International Equity Fund, Balanced Fund, Income Opportunity Fund and Standby Income Fund, respectively; (ii) WSLAC was the record owner of 88.14% of the outstanding shares of the Value Plus Fund, 73.47% of the outstanding shares of the Growth & Income Fund and 64.15% of the outstanding shares of the Bond Fund, and (iii) Western and Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202, an Ohio corporation ("WSLIC"), was record owner of 11.86% of the outstanding shares of the Value Plus Fund, 26.52% of the outstanding shares of the Growth & Income Fund and 35.84% of the outstanding shares of the Bond Fund. WSLAC is a wholly owned subsidiary of WSLIC. Because WSLAC owns more than 50% of the outstanding shares of the above-named Funds, it may take actions requiring a majority vote without the approval of any other investor in such Funds.

                     INVESTMENT ADVISORY AND OTHER SERVICES
ADVISOR

         Touchstone Advisors, Inc., located at 311 Pike Street, Cincinnati, Ohio 45202, serves as the investment advisor to the Trust and, accordingly, as investment advisor to each of the Funds. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company.

         Touchstone Advisors provides service to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising each Fund Sub-Advisor, reviewing and evaluating the performance of each Fund Sub-Advisor and determining whether or not any Fund Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Trustees and by a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

         The Advisory Agreement is terminable, with respect to a Fund without penalty on not more than 60 days' nor less than 30 days' written notice by (1) the Trust when authorized either by (a) in the case of a Fund, a majority vote of the Fund's shareholders or (b) a vote of a majority of the Board of Trustees or (2) the Advisor. The Advisory Agreement will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Advisor nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Funds, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

         The Trust's Prospectus contains a description of fees payable to the Advisor for services under the Advisory Agreement.

         For the periods indicated, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of each Fund.



                        Emerging     International     Income        Value Plus    Balanced      Standby
                       Growth Fund   Equity Fund     Opportunity        Fund         Fund      Income Fund
                                                        Fund

Rate                      0.80%         0.95%           0.65%          0.75%        0.80%*        0.25%

For the period
5/1/98** to 12/31/98       N/A           N/A             N/A           $9,223         N/A          N/A

For the Year Ended
December 31, 1998       $204,486       $270,100       $217,105          N/A        $267,938      $56,841

For the Year Ended
December 31, 1997        $98,956       $135,300       $108,452          N/A        $103,999      $34,222

For the Year Ended
December 31, 1996        $28,916       $62,256         $27,962          N/A         $29,360      $17,132
------------
*  Prior to May, 1997 the rate was 0.70%.
** Commencement of operations.


         The Advisor has contractually agreed to reimburse each Fund for certain of its fees and expenses as described in the Prospectus. For the periods indicated, the Advisor reimbursed each Fund the following amounts:



                        Emerging     International      Income       Value Plus   Balanced     Standby
                       Growth Fund    Equity Fund     Opportunity       Fund        Fund     Income Fund
                                                         Fund
For the period
5/1/98* to 12/31/98        N/A            N/A             N/A          $75,538       N/A         N/A


For the Year Ended       $35,626       $142,709         $67,018          N/A       $92,075     $56,515
December 31, 1998

For the Year Ended      $102,973       $247,296        $110,959          N/A      $125,649     $107,078
December 31, 1997

For the Year Ended       $70,043       $103,586         $77,994          N/A       $68,161     $57,820
December 31, 1996
* Commencement of operations.


         Pursuant to the Sponsor Agreement, the Sponsor has agreed to waive or reimburse certain fees and expenses of each Fund such that after such waivers and reimbursements, the aggregate Operating Expenses of each Fund (as used herein, "Operating Expenses" include amortization of organizational expenses but is exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed that Fund's expense cap (the "Expense Cap"). Each Fund's Expense Cap is as follows: Emerging Growth Fund - 1.15%; International Equity Fund - 1.25%; Income Opportunity Fund - 0.85%; Small Cap Value Fund - 1.00%; High Yield Fund - 0.80%; Value Plus Fund - 1.15%; Growth & Income Fund - 0.85%; Enhanced 30 Fund - 0.75%; Balanced Fund - 0.90%; Bond Fund - 0.75%; and Standby Income Fund - 0.50%. An Expense Cap may be terminated with respect to a Fund upon 30 days prior written notice by the Sponsor at the end of any calendar quarter after December 31, 1999.

FUND SUB-ADVISORS

         The Advisor has, in turn, entered into a portfolio advisory agreement (each, a "Fund Agreement") with each Fund Sub-Advisor selected by the Advisor for a Fund. Under the direction of the Advisor and, ultimately, of the Board of Trustees, each Fund Sub-Advisor is responsible for making all of the day-to-day investment decisions for the respective Fund (or portion of a Fund).

         Each Fund Sub-Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund Agreement contains provisions similar to those described above with respect to the Advisory Agreement.

         The Advisor pays each Fund Sub-Advisor a fee for its services provided to the Fund that is computed daily and paid monthly at an annual rate equal to the percentage specified below of the value of the average daily net assets of the Fund:


EMERGING GROWTH FUND
----------------------------------------------------------------------------------------------
     David L. Babson & Company, Inc.                     0.50%
----------------------------------------------------------------------------------------------
     Westfield Capital Management Company, Inc.          0.45% on the first $10 million
                                                         0.40% on the next $40 million
                                                         0.35% thereafter
----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------
     Credit Suisse Asset Management                      0.85% on the first $30 million
                                                         0.80% on the next $20 million
                                                         0.70% on the next $20 million
                                                         0.60% thereafter
----------------------------------------------------------------------------------------------
INCOME OPPORTUNITY FUND
----------------------------------------------------------------------------------------------
     Alliance Capital Management L.P.                    0.40% on the first $50 million
                                                         0.35% on the next $20 million
                                                         0.30% on the next $20 million
                                                         0.25% thereafter
----------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------
     Todd Investment Advisors, Inc.                      0.50%
----------------------------------------------------------------------------------------------
HIGH YIELD FUND
----------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.           0.40%
----------------------------------------------------------------------------------------------
VALUE PLUS FUND
----------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.           0.45%
----------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
----------------------------------------------------------------------------------------------
     Scudder Kemper Investments, Inc.                    0.50% on the first $150 million
                                                         0.45% thereafter
----------------------------------------------------------------------------------------------
ENHANCED 30 FUND
----------------------------------------------------------------------------------------------
     Todd Investment Advisors, Inc.                      0.40%
----------------------------------------------------------------------------------------------
BALANCED FUND
----------------------------------------------------------------------------------------------
     OpCap Advisors                                      0.60% on the first $20 million
                                                         0.50% on the next $30 million
                                                         0.40% thereafter
----------------------------------------------------------------------------------------------
BOND FUND
----------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.           0.30%
----------------------------------------------------------------------------------------------
STANDBY INCOME FUND
----------------------------------------------------------------------------------------------
     Fort Washington Investment Advisors, Inc.           0.15%
----------------------------------------------------------------------------------------------

33

ADMINISTRATOR, FUND ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT

         Investors Bank & Trust Company ("Investors Bank"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as administrator, fund accounting agent, custodian and transfer agent for the Trust. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956.

         As administrator and fund accounting agent, Investors Bank provides, on behalf of the Trust and its Funds, accounting, clerical and bookkeeping services; the daily calculation of net asset values and unit values; corporate secretarial services; assistance in the preparation of management reports; preparation and filing of tax returns, registration statements, and reports to shareholders and to the Securities and Exchange Commission. Investors Bank also provides personnel to serve as certain officers of the Trust.

         As custodian, Investors Bank holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. As transfer agent, Investors Bank is responsible for the issuance and redemption of shares and the establishment and maintenance of shareholder accounts for the Trust and its Portfolios.

         For its services as administrator and fund accounting agent, the Trust pays fees to Investors Bank, which are computed and paid monthly. Such fees equal, in the aggregate, 0.12% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as fund accounting agent and administrator up to $1 billion in assets and 0.08% on an annual basis of average daily net assets which exceed $1 billion, subject to certain annual minimum fees. As compensation for its services as custodian to the Trust, Investors Bank receives fees, computed and paid monthly, in the aggregate, of 0.03% on an annual basis of the average daily net assets of all the Funds for which Investors Bank acts as custodian up to $500 million and 0.02% on an annual basis of such average daily net assets for the next $500 million and 0.01% on an annual basis of such average daily net assets which exceed $1 billion. As compensation for its services as transfer agent, each Fund pays Investors Bank $5,000 annually.

         Prior to December 1, 1996, Signature Financial Services, Inc. ("Signature") served as administrator and fund accounting agent to the Trust.

         The Funds incurred the following administration and fund accounting fees for the periods indicated:



                        Emerging    International     Income          Value      Balanced      Standby
                      Growth Fund   Equity Fund  Opportunity Fund   Plus Fund      Fund      Income Fund
For the period
5/1/98* to 12/31/98       N/A           N/A            N/A           $64,925        N/A          N/A

For the Year Ended
12/31/98**              $93,751      $192,611        $93,667           N/A        $94,507      $89,474

For the Year Ended
12/31/97                $64,999       $80,001        $64,999           N/A        $64,999      $64,999

For the Year Ended
12/31/96***             $27,620       $28,589        $27,265           N/A        $29,793      $27,061
-----------
*   Commencement of operations.
**  Amounts include custody fees.
*** Includes administrative and fund accounting fees paid to Signature
    Financial Services, Inc. and to Investors Bank & Trust Company.


         Each of the Administration, Fund Accounting, Custodian and Transfer Agency Agreements (collectively, the "Agreements") provide that neither Investors Bank nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission, except for willful misfeasance, bad faith or negligence (gross negligence in respect of the Custodian Agreement) in the performance of its or their duties or by reason of disregard (reckless disregard in respect of the Custodian Agreement) of its or their obligations and duties under the Agreements.

          Each Agreement may not be assigned without the consent of the non-assigning party, and may be terminated after its initial term, with respect to a Fund, without penalty by majority vote of the shareholders of the Fund or by either party on not more than 60 days' written notice.

COUNSEL AND INDEPENDENT ACCOUNTANTS


         Frost & Jacobs LLP, 2500 PNC Center, 201 East Fifth Street, Cincinnati, Ohio 45202-5715, serves as counsel to the Funds. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, acts as independent accountants of the Trust and each Fund, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         The Fund Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, the Advisor, the Fund Sub-Advisors or their subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Fund Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

         The Fund Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Fund Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Fund Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Fund Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

         Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Board of Trustees may determine, the Fund Sub-Advisors may consider sales of shares of the Trust or the Funds as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

         Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

         Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Fund Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Fund Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Fund Sub-Advisor's staff. Such information may be useful to the Fund Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Fund Sub-Advisor in connection with the Funds. Conversely, such information provided to the Fund Sub-Advisor by brokers and dealers through whom other clients of the Fund Sub-Advisor effect securities transactions may be useful to the Fund Sub-Advisor in providing services to the Funds.

         In certain instances there may be securities which are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

COMMISSIONS

         The Funds paid the following brokerage commissions for the periods indicated:


                        Emerging    International       Income       Value Plus   Balanced     Standby
   Aggregate           Growth Fund   Equity Fund   Opportunity Fund     Fund        Fund     Income Fund
  Commission
For the Period
5/1/98* to 12/31/98       N/A            N/A             N/A           $8,777       N/A          NA/

For the Year Ended
12/31/98                $50,890       $187,645            $0            N/A       $49,608         $0

For the Year Ended
12/31/97                $31,847       $108,088            $0            N/A       $34,791         $0

For the Year
Ended 12/31/96           $8,834        $37,164            $0            N/A        $5,732         $0
--------------------
*Commencement of operations

                       CAPITAL STOCK AND OTHER SECURITIES

         Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

         Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE


Shares of the Funds are offered at NAV (as defined int he Prospectus).


VALUATION OF SECURITIES

         The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

         The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

         The problems inherent in making a good faith determination of the value of restricted securities are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

            type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not available, the Fund Sub-Advisor will value such securities based upon all relevant factors as outlined in FRR 1.

                               REDEMPTION IN KIND

         Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

                              TAXATION OF THE FUNDS

         The Trust intends to qualify annually and to elect each Fund to be treated as a regulated investment company under the Code.

         To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

         As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

FOREIGN TAXES

         Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

         If a Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the investing entities' shareholders and such investing entities' shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such investor will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

         The amount of foreign taxes for which an investor may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

FOREIGN INCOME TAXES: Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

               o    qualification as a regulated investment company;

               o    satisfaction of certain distribution requirements; and

               o more than 50% of the value of that Fund's assets at the close of the taxable year must consist of stocks or securities of foreign corporations.

If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

INTERNATIONAL EQUITY FUND: The International Equity Fund is expected to qualify for and make this election in most of its taxable years (but not necessarily all).

     o SPECIAL TAX CONSIDERATION: No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

FOREIGN WITHHOLDING TAXES

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING

         A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

         The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

TAXATION OF VARIABLE CONTRACTS

         For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

         Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

         Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements.

                             PERFORMANCE INFORMATION

         From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports, if accompanied by performance of your insurance company's corresponding insurance separate account. These performance figures are calculated in the following manner:

YIELD:

         Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended December 31, 1998, the Fund's yields were as follows: Income Opportunity Fund 17.05%, Balanced Fund 2.94%, Standby Income Fund 5.31%.

         The Standby Income Fund's 7-day yield for the period ended December 31, 1998 was 5.23%.

TOTAL RETURN:

         A Fund's standardized average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate non-standardized total return figures which represent aggregate (not annualized) performance over any period or year-by-year performance.

                         Emerging     International    Income       Value Plus    Balanced      Standby
 AVERAGE ANNUAL         Growth Fund    Equity Fund   Opportunity       Fund         Fund      Income Fund
  TOTAL RETURN                                          Fund
For the Year Ended
12/31/98                   3.28%        20.21%         -12.27%         N/A         5.44%         5.71%

For the Period
11/21/94* to 12/31/98     16.19%        11.10%          9.54%          N/A         16.14%        5.54%

For the Period
5/1/98*  to 12/31/98        N/A           N/A            N/A          2.11%         N/A           N/A

   AGGREGATE
 TOTAL RETURN
For the Year Ended
12/31/98                   3.28%        20.21%         -12.27%         N/A         5.44%         5.71%

For the Period
11/21/94* to 12/31/98     85.33%        54.19%         45.47%          N/A         85.00%       24.83%

For the Period
5/1/98*  to 12/31/98        N/A           N/A            N/A          2.11%         N/A           N/A
------------
*  Commencement of operations

         Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services, to the performance of various indices and investments for which reliable performance data is available. The performance figures of unmanaged indices may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The performance of the Funds may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include Asian Wall Street Journal, Barron's, Business Week, Changing Times, The Kiplinger Magazine, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, The New York Times, Personal Investing News, Personal Investor, Success, U.S. News and World Report, The Wall Street Journal and CDA/Weisenberger Investment Companies Services.

                              FINANCIAL STATEMENTS

         The following financial statements for the Trust at and for the fiscal periods indicated are incorporated herein by reference from their current semi-annual and annual reports to shareholders filed with the SEC pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided, without charge, to each person receiving this Statement of Additional Information.


TOUCHSTONE VARIABLE SERIES TRUST (other than the Bond Fund, the Growth & Income Fund, Small Cap Value Fund, High Yield Fund and Enhanced 30 Fund)


          Schedule of Investments, December 31, 1998
          Statement of Assets and
          Liabilities, December 31, 1998
          Statement of Operations, for the year ended December 31, 1998 Statement of Changes in Net Assets for the years ended December 31,
            1998 and December 31, 1997
          Financial Highlights
          Notes to Financial Statements
          Report of Independent Accountants

                                    APPENDIX
                        BOND AND COMMERCIAL PAPER RATINGS

         Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

         Aaa. Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P'S BOND RATINGS

         AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

         A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

         C1. The rating C1 is reserved for income bonds on which no interest is being paid.

         D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P'S COMMERCIAL PAPER RATINGS

         A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                                        TOUCHSTONE VARIABLE SERIES TRUST

                                        o TOUCHSTONE EMERGING GROWTH FUND
                                        o TOUCHSTONE INTERNATIONAL EQUITY FUND
                                        o TOUCHSTONE INCOME OPPORTUNITY FUND
                                        o TOUCHSTONE SMALL CAP VALUE FUND
                                        o TOUCHSTONE HIGH YIELD FUND
                                        o TOUCHSTONE VALUE PLUS FUND
                                        o TOUCHSTONE GROWTH & INCOME FUND
                                        o TOUCHSTONE ENHANCED 30 FUND
INVESTMENT ADVISOR                      o TOUCHSTONE BALANCED FUND
                                        o TOUCHSTONE BOND FUND
Touchstone Advisors, Inc.               o TOUCHSTONE STANDBY INCOME FUND
311 Pike Street
Cincinnati, Ohio  45202


ADMINISTRATOR, FUND ACCOUNTING
AGENT, CUSTODIAN AND TRANSFER AGENT

Investors Bank & Trust Company            STATEMENT OF ADDITIONAL INFORMATION
200 Clarendon Street
Boston, Massachusetts  02116              MAY 1, 1999


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109


LEGAL COUNSEL

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS:

(a1)  Amended Declaration of Trust of the Trust.(1)

(a2)  Amendment to the Amended Declaration of Trust of the Trust.(3)

(a3)  Amendment No. 5 to Amended Declaration of Trust of the Trust.(9)

(a4)  Amendment No. 6 to Amended Declaration of Trust of the Trust.(8)

(b)   Amended By-Laws of the Trust.(1)

(c)   Inapplicable.

(d1)  Amended and Restated Investment Advisory Agreement.(8)

(d2) Amended and Restated Sub-Advisory Agreement with respect to Value Plus Fund.(9)

(d3) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (David L. Babson & Company, Inc.).(9)

(d4) Amended and Restated Sub-Advisory Agreement with respect to International Equity Fund.(9)

(d5)  Amended and Restated Sub-Advisory Agreement with respect to Balanced
      Fund.(9)

(d6) Amended and Restated Sub-Advisory Agreement with respect to Income Opportunity Fund.(9)

(d7) Amended and Restated Sub-Advisory Agreement with respect to Standby Income Fund.(9)

(d8)  Sub-Advisory Agreement with respect to the Bond Fund.(9)

(d9)  Sub-Advisory Agreement with respect to the Growth & Income Fund.(9)

(d10) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (Westfield Capital Management).(9)

(d11) Form of Sub-Advisory Agreement with respect to the High Yield Fund.(9)

(d12) Form of Sub-Advisory Agreement with respect to the Small Cap Value
      Fund.(9)

(d13) Form of Sub-Advisory Agreement with respect to the Enhanced Index Fund.(9)

(d14) Form of Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.(9)

(e)   Inapplicable.

(f)   Inapplicable.


(g)   Amended and Restated Custodian Agreement.(9)


(h1)  Administration Agreement.(2)

(h2)  Sponsor Agreement.(5)

(h3)  Transfer Agency Agreement.(2)

(h4)  Fund Accounting Agreement.(2)

(h5)  Amendment No. 2 to the Sponsor Agreement.(9)

(h6)  Form of Amendment No. 3 to the Sponsor Agreement.(9)


(h7)  Amendment to the Administration Agreement. (9)


(i1)  Opinion of counsel.(5)

(i2) Opinion of counsel regarding Growth & Income Fund and Bond Fund by Bingham Dana, LLP.(7)

(i3)  Opinion of counsel regarding Value Plus Fund by Bingham Dana, LLP.(7)

(i4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.(9)

(j)   Consent of independent accountants.(9)

(k)   Inapplicable.

(l)   Investment letter of initial shareholders.(5)

(m)   Inapplicable.

(n)   Financial Data Schedules.(9)

(o)   Inapplicable.



(1) Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC via Edgar on April 29, 1996.

(2) Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement as filed with the SEC via Edgar on February 28, 1997.

(3) Incorporated by reference from Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via Edgar on February 13, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via Edgar on April 28, 1998.

(5) Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement as filed with the SEC via Edgar on July 30, 1998.

(6) Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC via Edgar on October 20, 1998.

(7) Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement as filed with the SEC via Edgar on December 30, 1998.

(8) Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via Edgar on February 12, 1999.

(9)   Filed herein.

(10)  To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST.

Inapplicable.

ITEM 25.  INDEMNIFICATION.

Under Article V, Section 5.3 of the Trust's Declaration of Trust, (a) subject to the exceptions and limitations contained in paragraph (b) below: (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust, to the fullest extent permitted by law (including the 1940 Act) as currently in effect or as hereinafter amended, against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim", "action", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities. (b) No indemnification shall be provided hereunder to a Trustee or officer: (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph
(b)(i) or (b)(ii) above resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (A) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or (B) by written opinion of independent legal counsel. (c) Subject to the provisions of the 1940 Act, the Trust may maintain insurance for the protection of the Trust Property, its present or former Shareholders, Trustees, officers, employees, independent contractors and agents in such amount as the Trustees shall deem adequate to cover possible tort liability (whether or not the Trust would have the power to indemnify such Persons against such liability), and such other insurance as the Trustees in their sole judgment shall deem advisable. (d) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law. (e) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 5.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 5.3, provided that either: (I) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification. As used in this Section 5.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. As used in this
Section 5.3, the term "independent legal counsel" means an attorney who is independent in all respects from the Trust and from the person or persons who seek indemnification hereunder and in any event means an attorney who has not been retained by or performed services for the Trust or any person to be so indemnified within the five years prior to the Initial request for indemnification pursuant hereto.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

      Touchstone Advisors, Inc. ("Touchstone Advisors") serves as investment advisor to each series of the Trust.

      Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Advisors. Unless otherwise noted, the principal business address of these individuals is Touchstone Advisors, Inc., 311 Pike Street, Cincinnati, Ohio 45202. Unless otherwise specified, none of the officers and directors of Touchstone Advisors serve as officers and Trustees of the Trust.



                 NAME                            POSITIONS AND OFFICES                  POSITION AND OFFICES
                                               WITH TOUCHSTONE ADVISORS                  WITH THE REGISTRANT

James N. Clark*                          Director                               none

Jill T. McGruder                         Director, President and Chief          Trustee, President, Chairman of the
                                         Executive Officer                      Board and Chief Executive Officer

William F. Ledwin*                       Director                               none

Donald J. Wuebbling*                     Director, Secretary and Chief Legal    none
                                         Officer

James J. Vance*                          Treasurer                              Treasurer

Edward S. Heenan*                        Vice President and Controller          Controller

J. Thomas Lancaster*                     Vice President                         none

Richard K. Taulbee*                      Vice President                         none

Patricia Wilson                          Chief Compliance Officer               none

Robert F. Morand*                        Assistant Secretary                    none

Robert A. Dressman*                      Assistant Treasurer                    none

Timothy D. Speed*                        Assistant Treasurer                    none

*Principal business address is 400 Broadway, Cincinnati, Ohio 45202



ITEM 27.  PRINCIPAL UNDERWRITERS.

      Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Touchstone Variable Series Trust
311 Pike Street
Cincinnati, OH 45202

Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, OH 45202
(investment advisor)

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(administrator and fund accounting agent)


ITEM 29.  MANAGEMENT SERVICES.

Not applicable.


ITEM 30.  UNDERTAKINGS.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of April, 1999.

                                                TOUCHSTONE VARIABLE SERIES TRUST


                                                         By: /s/ ANDREW S. JOSEF
                                        ----------------------------------------
                                                      Andrew S. Josef, Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 1999.


SIGNATURE                                    TITLE


/s/ Jill T. McGruder                    President and Trustee (Principal
- -------------------------------       Executive Officer)
Jill T. McGruder


/s/ William J. Williams                 Trustee
- -------------------------------
William J. Williams


/s/ Joseph S. Stern                     Trustee
- -------------------------------
Joseph S. Stern, Jr.


/s/ Phillip R. Cox                      Trustee
---------------------------------
Phillip R. Cox


/s/ Robert E. Stautberg                 Trustee
- -------------------------------
Robert E. Stautberg

/s/ James J. Vance                      Treasurer (Principal Financial
- -------------------------------       Officer and Principal Accounting
James J. Vance                          Officer)

                        TOUCHSTONE VARIABLE SERIES TRUST
                                   EXHIBITS TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A


                                  EXHIBIT INDEX

EXHIBIT NO.                                          DESCRIPTION

(a3)      Amendment No. 5 to Amended Declaration of Trust of the Trust.
(d2)      Amended and Restated Sub-Advisory Agreement with respect to Value Plus
          Fund.
(d3) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (David L. Babson & Company, Inc.).
(d4) Amended and Restated Sub-Advisory Agreement with respect to International Equity Fund.
(d5)      Amended and Restated Sub-Advisory Agreement with respect to Balanced
          Fund.
(d6) Amended and Restated Sub-Advisory Agreement with respect to Income Opportunity Fund.
(d7) Amended and Restated Sub-Advisory Agreement with respect to Standby Income Fund.
(d8)      Sub-Advisory Agreement with respect to the Bond Fund.
(d9)      Sub-Advisory Agreement with respect to the Growth & Income Fund.
(d10) Amended and Restated Sub-Advisory Agreement with respect to Emerging Growth Fund (Westfield Capital Management).
(d11)     Form of Sub-Advisory Agreement with respect to the High Yield Fund.
(d12)     Form of Sub-Advisory Agreement with respect to the Small Cap Value
          Fund.
(d13)     Form of Sub-Advisory Agreement with respect to the Enhanced Index
          Fund.
(d14) Form of Amendment to the Amended and Restated Investment Advisory Agreement adding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund.
(g)       Amended and Restated Custodian Agreement.
(h5)      Amendment No. 2 to the Sponsor Agreement.
(h6)      Form of Amendment No. 3 to the Sponsor Agreement.
(h7)      Amendment to Administration Agreement.
(i4) Opinion of counsel regarding the High Yield Fund, Small Cap Value Fund, and Enhanced 30 Fund by Bingham Dana, LLP.
(j)       Consent of independent accountants.
(n)       Financial Data Schedules.